                        SUPPLEMENT DATED AUGUST 1, 2003
                                      To
                      MONY C Variable Annuity Prospectus
                               Dated May 1, 2003

           For Individual Flexible Payment Variable Annuity Contract

                                   Issued by

                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Page 2 -- The following section is added after the "MONY Variable Account A" subsection of the "Summary of the Contract" section:

Benefit Option Packages

   There are three benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.


                      Option 1*                     Option 2                         Option 3
----------------------------------------------------------------------------------------------------------
Mortality   Current annual rate--1.50%    Current annual rate--1.77%    Current annual rate--2.42%
and Expense Maximum annual rate--1.95%    Maximum annual rate--2.30%    Maximum annual rate--3.15%
Risk Charge
----------------------------------------------------------------------------------------------------------
Death       The greater of: **            The greatest of:              The greatest of:
Benefit on  (1) The Fund Value less any   (1) The Fund Value less any   (1) The Fund Value less any
Death of    outstanding debt on the date  outstanding debt on the date  outstanding debt on the date
Annuitant   due proof of the Annuitant's  due proof of the Annuitant's  due proof of the Annuitant's
            death is received by the      death is received by the      death is received by the
            Company.                      Company.                      Company.
            or (2) The Purchase Payments  or (2) The Purchase Payments  or (2) The Purchase Payments
            paid, reduced proportionately paid, reduced proportionately paid, reduced proportionately by each partial surrender and by each partial surrender and by each partial surrender and less any outstanding debt.*** less any outstanding debt.*** less any outstanding debt.***
                                          or (3) Step Up Value (See     or (3) Step Up Value (See
                                          "Death Benefit")              "Death Benefit")
----------------------------------------------------------------------------------------------------------
Guaranteed  Not Available                 Not Available                 If certain conditions are met, the
Minimum                                                                 Guaranteed Annuitization Value
Annuity                                                                 may be used to provide
Payments                                                                guaranteed minimum annuity
                                                                        payments that are greater than
                                                                        annuity payments that would be
                                                                        provided by the Contract's Fund
                                                                        Value or Cash Value, as
                                                                        applicable.
----------------------------------------------------------------------------------------------------------

                                      (1)


                     Option 1*                       Option 2                        Option 3
---------------------------------------------------------------------------------------------------------
Minimum   Non-Qualified & Qualified--     Non-Qualified & Qualified--     Non-Qualified & Qualified--
Initial   The minimum purchase            The minimum purchase            The minimum purchase
Purchase  payment for qualified plans is  payment for qualified plans is  payment for qualified plans is
Payment   the same for all three options. the same for all three options. the same for all three options.
          See "Detailed Information       See "Detailed Information       See "Detailed Information
          about the Policy".              about the Policy".              about the Policy".

---------------------------------------------------------------------------------------------------------
Issue Age Qualified--0-85                 Qualified--0-79                 Qualified--0-79

          Non-Qualified--0-85             Non-Qualified--0-79             Non-Qualified--0-79
---------------------------------------------------------------------------------------------------------
Annual    Maximum charge is $30/(b)/.     Maximum charge is $30/(a)/.     Maximum charge is $30/(a)/.
Contract
Charge

* For Contracts purchased prior to August 1, 2003, the Contract and features purchased are equivalent to the benefit option package described as Option 1.
** For Contracts purchased prior to August 1, 2003, the death benefit is the greater of: (1) The Fund Value less any Outstanding Debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and less any Outstanding Debt.
*** In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. This calculation of the death benefit applies to Contracts issued on or after August 1, 2003.
/(a)/ The Annual Contract charge will be waived upon any Contract anniversary on which your Fund Value is $50,000 or greater. See "Deductions from Fund Value--Annual Contract Charge."

Page 4 -- The following replaces the information in the "Fee Tables" with regard to "Separate Account Annual Expenses (as a percentage of average account value)":

Separate Account Annual Expenses (as a percentage of average account value):
 Option 1
   Maximum Mortality and Expense Risk Fees.................................. 1.95%/(3)/
   Total Separate Account Annual Expenses................................... 1.95%/(3)/
 Option 2
   Maximum Mortality and Expense Risk Fees.................................. 2.30%/(4)/
   Total Separate Account Annual Expenses................................... 2.30%/(4)/
 Option 3
   Maximum Mortality and Expense Risk Fees.................................. 3.15%/(5)/
   Total Separate Account Annual Expenses................................... 3.15%/(5)/

----------
/(3)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.50% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY Variable Account A.

/(4)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.77% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.30%) from the value of the net assets of MONY Variable Account A.

/(5)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 2.42% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.15%) from the value of the net assets of MONY Variable Account A.

                                      (2)

Page 5 -- The following replaces the "Example" calculations:

Example

   This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2002.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. The Example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

                             1 year 3 years 5 years 10 years
                             ------ ------- ------- --------
                    Option 1  $441  $1,331  $2,230   $4,521
                    Option 2  $441  $1,325  $2,215   $4,460
                    Option 3  $439  $1,312  $2,179   $4,317

       b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

                             1 year 3 years 5 years 10 years
                             ------ ------- ------- --------
                    Option 1  $209   $645   $1,107   $2,382
                    Option 2  $209   $643   $1,099   $2,350
                    Option 3  $208   $636   $1,082   $2,274

    2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

                             1 year 3 years 5 years 10 years
                             ------ ------- ------- --------
                    Option 1  $441  $1,332  $2,233   $4,534
                    Option 2  $441  $1,327  $2,218   $4,473
                    Option 3  $439  $1,314  $2,182   $4,330

       b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

                             1 year 3 years 5 years 10 years
                             ------ ------- ------- --------
                    Option 1  $209   $646   $1,108   $2,390
                    Option 1  $209   $643   $1,101   $2,357
                    Option 1  $208   $637   $1,083   $2,281

Page 6 -- The following is added after the "Condensed Financial Information" heading:

   No condensed financial information is included for Options 2 and 3 as they were not available for sale as of December 31, 2002.

                                      (3)

Page 13 -- The following replaces the "Issue Ages" paragraph in the "Payment and Allocation of Purchase Payments" subsection of the "Detailed Information About the Contract" section:

  Issue Ages

   The issue ages for the three benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 and Option 3 is 79.


                                Option 1 Option 2 Option 3
                     -------------------------------------

                     Issue Ages   0-85     0-79     0-79

Page 21 -- The following is added at the end of the "Death Benefit Provided by the Contract" subsection in the "Death Benefit" section:

   The Death Benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.

            Option 1                          Option 2                          Option 3
-----------------------------------------------------------------------------------------------------
The greater of:*                  The greatest of:*                 The greatest of:*
-----------------------------------------------------------------------------------------------------
(1) The Fund Value less any       (1) The Fund Value less any       (1) The Fund Value less any
Outstanding Debt on the date due  Outstanding Debt on the date due  Outstanding Debt on the date due proof of the Annuitant's death is proof of the Annuitant's death is proof of the Annuitant's death is
received by the Company.          received by the Company.          received by the Company.
-----------------------------------------------------------------------------------------------------
or                                or                                or
(2) The Purchase Payments paid,   (2) The Purchase Payments paid,   (2) The Purchase Payments paid,
reduced proportionately by each   reduced proportionately by each   reduced proportionately by each
partial surrender and less any    partial surrender and less any    partial surrender and less any
Outstanding Debt.**               Outstanding Debt.**               Outstanding Debt.**
-----------------------------------------------------------------------------------------------------
                                  or                                or
                                  (3) Step Up Value (see            (3) Step Up Value (see
                                  description below)                description below)
-----------------------------------------------------------------------------------------------------

  Step Up Value

   On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant's 81st birthday, the Step Up Value will be recalculated to equal the greater of:

      (a) the Fund Value on that Contract Anniversary; or

      (b) the Step Up Value calculated as of the last Contract Anniversary Date

          . reduced proportionately*** by any partial surrenders since the last recalculation anniversary,

          .  less any outstanding debt,

          . plus any Purchase Payments made since the last recalculation anniversary.
----------
* For Contracts purchased prior to August 1, 2003, the death benefit is the greater of: (1) The Fund Value less any Outstanding Debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and less any Outstanding Debt.
** In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. This calculation of the death benefit applies to Contracts issued on or after August 1, 2003.
***In the calculation of Step Up Value, for each partial surrender, the proportionate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.

                                      (4)

   On each Contract Anniversary on or after the annuitant's 81st birthday, the Step Up Value shall be equal to the step up value on the Contract Anniversary preceding the annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.

   The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

    . Reduced proportionately by any partial surrenders assessed since that anniversary,

    . plus any Purchase Payments made since that Contract Anniversary, and

    . less any outstanding debt.

   In no event will the Step Up Value payable on death exceed 200% of the total Purchase Payments made:

    . reduced proportionately for each partial surrender and

    . less any outstanding debt.

Page 22 -- The following replaces the information regarding the "Mortality and Expense Risk Charge" in the "Daily Deductions from MONY Variable Account A" subsection of the "Charges and Deductions" table:

Mortality & Expense Risk Charge                   Option 1
Annual Rate deducted daily from average daily net   Maximum daily rate -- 0.005342%
assets                                              Maximum annual rate -- 1.95%

                                                  Option 2
                                                    Maximum daily rate -- 0.006301%
                                                    Maximum annual rate -- 2.30%

                                                  Option 3
                                                    Maximum daily rate -- 0.008630%
                                                    Maximum annual rate -- 3.15%
-------------------------------------------------------------------------------------

Page 23 -- The following replaces the second paragraph describing the "Mortality and Expense Risk Charge" in the "Daily Deductions from MONY Variable Account A" subsection of the "Charges and Deductions" section:

   Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.50% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004110% (guaranteed not to exceed 0.005342) multiplied by the number of days since the last Business Day.

   Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.77% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.30% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004849% (guaranteed not to exceed 0.006301%) multiplied by the number of days since the last Business Day.

                                      (5)

   Option 3 -- For Option 3, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.42% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.15% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.006630% (guaranteed not to exceed 0.008630%) multiplied by the number of days since the last Business Day.

Page 25 -- The following is added after the "Annuity Payments" subsection of the "Annuity Payments" section:

Guaranteed Minimum Annuity Payments

   Under Option 3, which includes the Guaranteed Minimum Income Benefit Rider, Guaranteed Minimum Annuity Payments are available. If certain conditions are met, a guaranteed minimum value called the "Guaranteed Annuitization Value" may be used to provide annuity payments that are greater than the annuity payments that would be provided by the Fund Value described in the Contract. We will compute: (1) the annuity benefits available when the Fund Value is applied to then current annuity purchase rates, and (2) the Guaranteed Annuitization Value applied to guaranteed annuity purchase rates under the Rider. If (2) results in an amount that is greater than (1), then the Guaranteed Annuitization Value provides a benefit that is greater than that provided by the Fund Value, and we will pay that greater benefit.

   The Guaranteed Annuitization Value is

      .  the sum of all net Purchase Payments made, plus

      . interest accumulated at an annual rate of 5% (interest is credited from the date we receive the Purchase Payment to the Contract anniversary prior to the Annuitant's 81st birthday),

      .  reduced proportionately for each partial surrender and less

      .  any Outstanding Debt.

   In no event can the Guaranteed Annuitization Value exceed 300% of the Net Purchase Payments made,

      .  reduced proportionately for each partial surrender, and less

      .  any Outstanding Debt.

   When we calculate the benefit payable under the contract at annuitization, we will apply the Guaranteed Annuitization Value to a guaranteed annuity purchase rate. The guaranteed annuity purchase rate is the amount of benefit that will be payable to the payee per $1,000 of Guaranteed Annuitization Value.

   The guaranteed annuity purchase rate will be calculated using a mortality basis of 1983 Table a, with mortality rates projected using Projection Scale G. The interest rate used to determine the guaranteed annuity purchase rate under the Rider will be 3%. This is the assumed earned rate of the balance of the Guaranteed Annuitization Value during the payout phase.

   Once annuity payments provided by the Guaranteed Annuitization Value begin, no withdrawals may be made. The Guaranteed Annuitization Value has no cash value.

   To apply the Guaranteed Annuitization Value to provide annuity payments, the following conditions must be met:

      (1) The Contract must have been in force for at least 10 years.

      (2) The Annuitant must have attained age 60.

                                      (6)

      (3) The annuitization must be elected within 30 days after a Contract anniversary.

      (4) Settlement Option 3 or 3A must be elected. (See "Settlement Options").

      (5) The entire amount of Guaranteed Annuitization Value must be used to provide annuity payments.

   The availability of Guaranteed Minimum Annuity Payments under Option 3 or 3A, does not limit the Owner's right to start annuity payments using the Contract's Cash Value or the Contract's Fund Value, as applicable, at any other time as permitted under the Contract.


333-92312                                                  14586 SL (Sup 8/1/03)

                                      (7)

333-92312                                                  14586 SL (Sup 8/1/03)

                        Supplement Dated August 1, 2003
                                      to
                      Statement of Additional Information
                               Dated May 1, 2003

                            MONY C Variable Annuity

                                   Issued by

                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

Page SAI 5 -- The following replaces the 30-day yields in the "30-Day Yield" subsection of the "Performance Data" section:

30-Day Yield:

   The yield for the Subaccounts of the Variable Account that primarily invest in fixed income instruments is shown in the table below.

                                                    Yield for 30 Days Ended
Subaccount                                             December 31, 2002
----------                                         --------------------------
                                                   Option 1 Option 2 Option 3
                                                   -------- -------- --------
Enterprise Total Return...........................  2.71%    2.71%    2.71%
Janus Flexible Income.............................  4.38%    4.38%    4.38%
Lord Abbett Bond-Debenture........................  6.17%    6.17%    6.17%
MONY Government Securities........................  2.11%    2.11%    2.11%
MONY Long Term Bond...............................  4.70%    4.70%    4.70%
PIMCO Global Bond.................................  1.96%    1.96%    1.96%
PIMCO Real Return.................................  4.42%    4.42%    4.42%
PIMCO StockPLUS Growth and Income.................  2.41%    2.41%    2.41%

----------
The 30-day yield is not indicative of future results.

                                      (1)

Page SAI 7 -- The caption "Option 1" is inserted in the Total Return table and the following tables are added to reflect the Total Returns for Options 2 and 3:

                            MONY VARIABLE ACCOUNT A

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -17.26%         N/A           N/A         - 5.29%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -15.13
Enterprise Growth......................    -24.84          N/A           N/A         - 6.72
Enterprise Growth and Income...........    -28.18          N/A           N/A         - 6.95
Enterprise Managed.....................    -23.29        -5.35%         5.94%          9.73
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............    -35.73          N/A           N/A           1.12
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........    -25.22          N/A           N/A           4.17
Enterprise Small Company Value.........    -13.76         3.36          8.83          10.51
Enterprise Total Return................       N/A          N/A           N/A           5.47
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond--Debenture............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A
MFS(R) Total Return....................       N/A          N/A           N/A            N/A
MFS(R) Utilities.......................       N/A          N/A           N/A            N/A
MONY Government Securities.............      1.60         3.55          3.69           4.33
MONY Long Term Bond....................      6.99         4.50          6.05           7.77
MONY Money Market......................      0.04         2.56          2.63           3.36
Oppenheimer Global Securities..........       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R).............       N/A          N/A           N/A            N/A
PBHG Mid-Cap...........................       N/A          N/A           N/A            N/A
PBHG Select Value......................       N/A          N/A           N/A            N/A
PIMCO Global Bond......................       N/A          N/A           N/A            N/A
PIMCO Real Return......................       N/A          N/A           N/A            N/A
PIMCO StockPLUS Growth and Income......       N/A          N/A           N/A            N/A

                                      (2)

                            MONY VARIABLE ACCOUNT A

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                                   OPTION 2
(Benefit Option Package which includes Step Up Value Death Benefit), (continued)

                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
ProFund VP Bear.......................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity...     N/A           N/A           N/A           N/A
ProFund VP UltraBull..................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate.......     N/A           N/A           N/A           N/A

                                      (3)

                            MONY VARIABLE ACCOUNT A

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                      Guaranteed Minimum Annuity Payment)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -17.91%         N/A           N/A         - 5.94%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -15.78
Enterprise Growth......................    -25.49          N/A           N/A         - 7.37
Enterprise Growth and Income...........    -28.83          N/A           N/A         - 7.60
Enterprise Managed.....................    -23.94        -6.00%         5.29%          9.08
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............    -36.38          N/A           N/A           0.47
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........    -25.87          N/A           N/A           3.52
Enterprise Small Company Value.........    -14.41         2.71          8.18           9.86
Enterprise Total Return................       N/A          N/A           N/A           5.04
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Frnaklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond--Debenture............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A
MFS(R) Total Return....................       N/A          N/A           N/A            N/A
MFS(R) Utilities.......................       N/A          N/A           N/A            N/A
MONY Government Securities.............      0.95         2.90          3.04           3.68
MONY Long Term Bond....................      6.34         3.85          5.40           7.12
MONY Money Market......................    - 0.61         1.91          1.98           2.71
Oppenheimer Global Securities..........       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R).............       N/A          N/A           N/A            N/A
PBHG Mid-Cap...........................       N/A          N/A           N/A            N/A
PBHG Select Value......................       N/A          N/A           N/A            N/A
PIMCO Global Bond......................       N/A          N/A           N/A            N/A
PIMCO Real Return......................       N/A          N/A           N/A            N/A
PIMCO StockPLUS Growth and Income......       N/A          N/A           N/A            N/A
ProFund VP Bear........................       N/A          N/A           N/A            N/A
ProFund VP Rising Rates Opportunity....       N/A          N/A           N/A            N/A
ProFund VP UltraBull...................       N/A          N/A           N/A            N/A

                                      (4)

                            MONY VARIABLE ACCOUNT A

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
               Guaranteed Minimum Annuity Payment), (continued)

                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
Van Kampen UIF Emerging Markets Equity     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate.......     N/A           N/A           N/A           N/A

----------
   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the prospectus, and MONY Variable Account A which would be imposed.

                                      (5)

Page SAI 9 -- The caption "Option 1" is inserted in the Hypothetical Historical Total Return table and the following tables are added to reflect the Hypothetical Historical Total Returns for Options 2 and 3:

                            MONY VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
              (assuming $1,000 payment at beginning of period and
          surrender at end of period or contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................    -23.92%         N/A           N/A         -17.55%
AIM V.I. Mid Cap Core Equity...........    -12.87          N/A           N/A         - 5.27
Alger American Balanced................    -15.06         5.12%         7.49%          6.91
Alger American MidCap Growth...........    -30.71         2.54           N/A          10.63
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A         -24.33
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -17.26          N/A           N/A         - 5.29
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -15.13
Enterprise Growth......................    -24.84          N/A           N/A         - 6.72
Enterprise Growth and Income...........    -28.18          N/A           N/A         - 6.95
Enterprise Managed.....................    -23.29        -5.35          5.94           9.73
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............    -35.73          N/A           N/A           1.12
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........    -25.22          N/A           N/A           4.17
Enterprise Small Company Value.........    -13.76         3.36          8.83          10.51
Enterprise Total Return................       N/A          N/A           N/A           5.47
Franklin Income Securities.............    - 2.38         1.78          5.98           7.35
Franklin Rising Dividends Securities...    - 3.35         3.59          8.16           8.21
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........    -16.22          N/A           N/A           0.15
INVESCO VIF Health Services............    -25.64         3.47           N/A           4.72
INVESCO VIF Telecommunications.........    -51.69          N/A           N/A         -33.80
Janus Aspen Series Capital Appreciation    -18.09         4.99           N/A           8.65
Janus Aspen Series Flexible Income.....      7.16         4.64           N/A           6.21
Janus Aspen Series International Growth    -27.22        -2.44           N/A           5.83
Lord Abbett Bond--Debenture............      6.35          N/A           N/A           6.05
Lord Abbett Growth and Income..........    -19.30         1.38          8.39           9.34
Lord Abbett Mid-Cap Value..............    -11.14          N/A           N/A          10.48
MFS(R) Mid Cap Growth..................    -44.16          N/A           N/A         -26.79
MFS(R) New Discovery...................    -32.79          N/A           N/A           0.86
MFS(R) Total Return....................    - 9.30         2.63           N/A           8.44
MFS(R) Utilities.......................    -25.76        -2.81           N/A           7.04
MONY Government Securities.............      1.60         3.55          3.69           4.33
MONY Long Term Bond....................      6.99         4.50          6.05           7.77
MONY Money Market......................      0.04         2.56          2.63           3.36
Oppenheimer Global Securities..........    -23.90         3.64         10.14           7.62
Oppenheimer Main Street(R).............    -20.57        -5.01           N/A           6.91
PBHG Mid-Cap...........................    -19.91          N/A           N/A           9.88
PBHG Select Value......................    -27.09         4.15           N/A           4.79
PIMCO Global Bond......................       N/A          N/A           N/A          18.77
PIMCO Real Return......................     15.78          N/A           N/A          10.73
PIMCO StockPLUS Growth and Income......    -22.86        -2.11           N/A         - 2.11
ProFund VP Bear........................     19.05          N/A           N/A          17.71
ProFund VP Rising Rates Opportunity....       N/A          N/A           N/A         -20.11
ProFund VP UltraBull...................    -37.88          N/A           N/A         -33.00
Van Kampen UIF Emerging Markets Equity.    -10.27        -6.76           N/A         - 6.07
Van Kampen UIF Global Value Equity.....    -18.43        -1.43           N/A           1.57
Van Kampen UIF U.S. Real Estate........    - 2.80         2.47           N/A           4.79

                                      (6)

                            MONY VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
              (assuming $1,000 payment at beginning of period and
          surrender at end of period or contract continues in force)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                     Guaranteed Minimum Annuity Payments)

                                                                                          For the
                                                                                        Period Since
                                                For the       For the       For the      Inception
                                              1 Year Ended 5 Years Ended 10 Years Ended   Through
                                              December 31, December 31,   December 31,  December 31,
Subaccount                                        2002         2002           2002          2002
----------                                    ------------ ------------- -------------- ------------
AIM V.I. Basic Value.........................    -24.57%         N/A           N/A         -18.20%
AIM V.I. Mid Cap Core Equity.................    -13.52          N/A           N/A         - 5.92
Alger American Balanced......................    -15.71         4.47%         6.84%          6.26
Alger American MidCap Growth.................    -31.36         1.89           N/A           9.98
Dreyfus IP Small Cap Stock Index.............       N/A          N/A           N/A         -24.86
Enterprise Deep Value........................       N/A          N/A           N/A            N/A
Enterprise Equity Income.....................    -17.91          N/A           N/A         - 5.94
Enterprise Global Socially Responsive........       N/A          N/A           N/A         -15.78
Enterprise Growth............................    -25.49          N/A           N/A         - 7.37
Enterprise Growth and Income.................    -28.83          N/A           N/A         - 7.60
Enterprise Managed...........................    -23.94        -6.00          5.29           9.08
Enterprise Mergers and Acquisitions..........       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth..................    -36.38          N/A           N/A           0.47
Enterprise Short Duration Bond...............       N/A          N/A           N/A            N/A
Enterprise Small Company Growth..............    -25.87          N/A           N/A           3.52
Enterprise Small Company Value...............    -14.41         2.71          8.18           9.86
Enterprise Total Return......................       N/A          N/A           N/A           5.04
Franklin Income Securities...................    - 3.03         1.13          5.33           6.70
Franklin Rising Dividends Securities.........    - 4.00         2.94          7.51           7.56
Franklin Zero Coupon 2010....................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services...............    -16.87          N/A           N/A         - 0.50
INVESCO VIF Health Services..................    -26.29         2.82           N/A           4.07
INVESCO VIF Telecommunications...............    -52.34          N/A           N/A         -34.45
Janus Aspen Series Capital Appreciation......    -18.74         4.34           N/A           8.00
Janus Aspen Series Flexible Income...........      6.51         3.99           N/A           5.56
Janus Aspen Series International Growth......    -27.87        -3.09           N/A           5.18
Lord Abbett Bond-Debenture...................      5.70          N/A           N/A           5.40
Lord Abbett Growth and Income................    -19.95         0.73          7.74           8.69
Lord Abbett Mid-Cap Value....................    -11.79          N/A           N/A           9.83
MFS(R) Mid Cap Growth........................    -44.81          N/A           N/A         -27.44
MFS(R) New Discovery.........................    -33.44          N/A           N/A           0.21
MFS(R) Total Return..........................    - 9.95         1.98           N/A           7.79
MFS(R) Utilities.............................    -26.41        -3.46           N/A           6.39
MONY Government Securities...................      0.95         2.90          3.04           3.68
MONY Long Term Bond..........................      6.34         3.85          5.40           7.12
MONY Money Market............................    - 0.61         1.91          1.98           2.71
Oppenheimer Global Securities................    -24.55         2.99          9.49           6.97
Oppenheimer Main Street(R)...................    -21.22        -5.66           N/A           6.26
PBHG Mid-Cap.................................    -20.56          N/A           N/A           9.23
PBHG Select Value............................    -27.74         3.50           N/A           4.14
PIMCO Global Bond............................       N/A          N/A           N/A          18.12
PIMCO Real Return............................     15.13          N/A           N/A          10.08
PIMCO StockPLUS Growth and Income............    -23.51        -2.76           N/A         - 2.76
ProFund VP Bear..............................     18.40          N/A           N/A          17.06
ProFund VP Rising Rates Opportunity..........       N/A          N/A           N/A         -20.54
ProFund VP UltraBull.........................    -38.53          N/A           N/A         -33.65

                                      (7)

                            MONY VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
              (assuming $1,000 payment at beginning of period and
          surrender at end of period or contract continues in force)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
               Guaranteed Minimum Annuity Payments), (continued)

                                                                                          For the
                                                                                        Period Since
                                                For the       For the       For the      Inception
                                              1 Year Ended 5 Years Ended 10 Years Ended   Through
                                              December 31, December 31,   December 31,  December 31,
Subaccount                                        2002         2002           2002          2002
----------                                    ------------ ------------- -------------- ------------
Van Kampen UIF Emerging Markets Equity.......    -10.92        -7.41          N/A          -6.72
Van Kampen UIF Global Value Equity...........    -19.08        -2.08          N/A           0.92
Van Kampen UIF U.S. Real Estate..............     -3.45         1.82          N/A           4.14

----------
   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the prospectus and MONY Variable Account A which would be imposed on the payment assumed.

333-92312                                        Contract No. C7-02 (Sup 8/1/03)

                                      (8)